Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - Social Finance, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 4,307	$ 1,928	$ 1,393
Gross increases – tax positions in prior period	55	1,306	121
Gross decreases – tax positions in prior period	(331)	(11)	0
Gross increases – tax positions in current period	1,086	1,084	414
Unrecognized tax benefits at end of year	$ 5,117	$ 4,307	$ 1,928